Provisions - Non-current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current provisions (a)
Beginning balance, Non-current Provisions	€ 8,030	€ 6,114	€ 5,763
Net charge	414	1,467	635
Cancellations	(175)	(30)	(565)
Reclassifications	20,527	464	277
Translation differences	(1,525)	15	4
Ending balance, Non-current Provisions	€ 27,271	€ 8,030	€ 6,114